Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

22. Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023 Revised (1)

Silver
Sales revenue	$62,052	$62,419
Derivative pricing adjustments	326	687
	62,378	63,106
Zinc
Sales revenue	$37,878	$38,421
Derivative pricing adjustments	986	325
	38,864	38,746
Lead
Sales revenue	$18,208	$25,438
Derivative pricing adjustments	(1)	19
	18,207	25,457
Other by-products
Sales revenue	$1,060	$1,044
Derivative pricing adjustments	342	196
	1,402	1,240

Total sales revenue	$119,198	$127,322
Total derivative pricing adjustments	1,653	1,227
Gross revenue	$120,851	$128,549
Proceeds before intended use	3,678	188
Treatment and selling costs	(24,341)	(33,577)
	$100,188	$95,160

(1)   Certain fiscal 2023 amounts were reclassified from revenue to cost of sales (see Note 23).

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 27).